GOF-P21 04/26

FRANKLIN FUND ALLOCATOR SERIES

SUPPLEMENT DATED APRIL 17, 2026

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

All changes described below are effective June 1, 2026.

1. The following replaces the reference to Berkeley Belknap in the section titled “Fund Summary – Portfolio Managers” in the Summary Prospectus and Prospectus of each fund listed in Schedule A:

Laura Green, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

2. The following replaces the reference to Berkeley Belknap in the section titled “Fund Details – Management” in the Prospectus of each fund listed in Schedule A:

Laura Green, CFA Portfolio Manager of Advisers

Ms. Green has been a portfolio manager of the Fund since June 2026. She joined Franklin Templeton in 2020.

3. The following replaces references to Berkeley Belknap in the table in the section titled “Management and Other Services – Portfolio managers” in the SAI of each fund listed in Schedule A:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Laura Green*	Registered Investment Companies	17	14,034.5	None	None
	Other Pooled Investment Vehicles	28	6,781.4	None	None
	Other Accounts	246	5,219.3	2	81.1

*Information is provided as of February 28, 2026.

4. The following replaces references to Berkeley Belknap in the table in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the SAI of each fund listed in Schedule A:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Laura Green*	None

*Information is provided as of March 31, 2026.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
FRANKLIN FUND ALLOCATOR SERIES
Franklin LifeSmart™ Retirement Income Fund	May 1, 2025
Franklin LifeSmart™ 2020 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2025 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2030 Retirement Target Fund	May 1, 2025

Fund	Date of Summary Prospectus, Prospectus and SAI
Franklin LifeSmart™ 2035 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2040 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2045 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2050 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2055 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2060 Retirement Target Fund	May 1, 2025

Please retain this supplement for future reference.